Commitments & Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments & Contingencies
Note 6. Commitments and Contingencies
The Company accounts for loss contingencies in accordance with ASC
450-20,
Loss Contingencies
. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.
Commitments
In May 2021, Legacy Fast Radius entered into a master subscription agreement with Palantir Technologies Inc. (“Palantir”) in which Legacy Fast Radius would commit to utilize software and services from Palantir over the next six years for a total of $45.0 million. The software and services are related to the Company’s future plan to provide automated intelligence solutions as a service following commercialization of the Company’s Cloud Manufacturing Platform. Upon close of the Merger in February 2022, the Company made a payment to Palantir of $9.4 million and the remaining non-cancellable
future minimum payments due on this firm purchase agreement are $10.1 million.
Contingencies
In October 2021, based on an internal review, Legacy Fast Radius became aware of certain additional duties likely owed to the United States Customs and Border Protection (“CBP”). Legacy Fast Radius initiated a voluntary disclosure to CBP in late 2021 of certain possible errors in the declaration of imported products relating to value, classification, and other matters. As part of the disclosure, the Company conducted a comprehensive review of its import practices and in March 2022 made a further submission to CBP providing details regarding the possible errors. The Company’s comprehensive review of import practices and communication with CBP is ongoing. As a result, related to additional duties primarily from 2021, Legacy Fast Radius recognized a $1.0 million charge within Cost of revenues in the consolidated statement of net loss and comprehensive loss for the year ended December 31, 2021. The information submitted by the Company will be reviewed by CBP and the Company may be liable to CBP for additional unpaid duties and interest. The resolution of this prior disclosure could be material to the Company’s cash flows in a future period and to its results of operations for any period.

NOTE 11 – COMMITMENTS AND CONTINGENCIES
The Company accounts for loss contingencies in accordance with ASC
450-20,
Loss Contingencies
. Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.
Commitments
In May 2021, the Company entered into a master subscription agreement with Palantir Technologies Inc. (“Palantir”) in which the Company would commit to utilize software and services from Palantir over the next six years for a total of $45.0 million. The software and services are an integral part of the Company’s plan to provide automated intelligence solutions as a service upon commercialization of the Company’s Cloud Manufacturing Platform. The agreement is structured such that the Company committed to spend $50.0 thousand per month through the earlier of the closing of the Merger or December 31, 2021. Should the Merger not have been consummated, the Company had the option of terminating the agreement and no further commitments would have been required. Upon close of the Merger in February 2022, the Company made a payment to Palantir of $
9.4
 million and the remaining
non-cancellable
future minimum payments due on this firm purchase agreement are $
10.1
 million.
Contingencies
In October 2021, based on an internal review, the Company became aware of certain additional duties likely owed to the United States Customs and Border Protection (“CBP”). The Company initiated a voluntary prior disclosure to CBP in late 2021 of certain possible errors in the declaration of imported products relating to value, classification, and other matters. The Company’s comprehensive review of import practices and communication with CBP is ongoing to accurately complete the analysis and quantify the liability. As a result, related to additional duties primarily from 2021, the Company recognized a $1.0 million charge within Cost of revenues in the consolidated statement of net loss and comprehensive loss for the year ended December 31, 2021. The Company made a further submission to CBP in March 2022 providing details regarding the possible errors and is working diligently to resolve the matter. The resolution of this prior disclosure could be material to the Company’s cash flows in a future period and to its results of operations for any period.
Operating Leases
The Company leases certain equipment (3D printers), office space and its corporate headquarters under non-cancelable
lease agreements with remaining terms that do not extend past 2026 which are accounted for as operating leases. Rent expense is recorded on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent escalation provisions. The difference between cash rent payments and the recognition of straight-line rent expense is recorded as deferred rent. Rent expense for the years ended December 31, 2021 and 2020 was $3.1 million and $1.7 million, respectively.
Future minimum
non-cancelable
lease payments under the Company’s operating leases as of December 31, 2021 were as follows:

Amounts
2022	2,895,231
2023	2,191,339
2024	779,456
2025	803,073
2026	67,087

Total	$6,736,187